Fair Value Measurements - Summary of Carrying Values, Estimated Fair Values and Fair Value Measurement Levels of Financial Instruments (Details) - Fair Value, Measurements, Nonrecurring - USD ($)
$ in Thousands
		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Certain loans	[1]	$ 23,172		$ 41,066	[2]	$ 42,767
Other assets		10,583	[3]	5,655	[3],[4]	1,481	[5]
Total		33,755		46,721		44,248
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Certain loans	[1]	23,172		41,066	[2]	42,767
Other assets		10,583	[3]	5,655	[3],[4]	1,481	[5]
Total		$ 33,755		$ 46,721		$ 44,248

[1]	Represents the fair value of impaired loans, based on the value of the collateral
[2]	Represents the fair value of certain loans individually assessed for impairment, based on the value of the collateral.
[3]	Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity investments without readily determinable fair values. These equity investments are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.
[4]	Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity securities without readily determinable fair values. These equity securities are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.
[5]	Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets.